OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 18)		$ 610	$ 647
Investments in associates		302	46
Right-of-Use assets (Note 21)		47	55
Other long-term assets		64	60
Total other assets		1,023	808
Business Combination [Line Items]
Investment in equity investees		$ 261	$ 0
East-West Tie Limited Partnership
Business Combination [Line Items]
Ownership interest in related party (as a percent)	48.00%
Investment in equity investees	$ 261